Lease Liabilities (Details) - Schedule of future minimum lease payments under the financing lease agreement - USD ($)	Jul. 31, 2022	Oct. 31, 2021
Schedule Of Future Minimum Lease Payments Under The Financing Lease Agreement Abstract
Year ending October 31, 2022	$ 19,500	$ 78,000
Year ending October 31, 2023	78,000	78,000
Year ending October 31	58,500	58,500
Total minimum non-cancelable financing lease payments	156,000	214,500
Less: discount to fair value	15,139	(27,641)
Total financing lease liabilities at October 31, 2021	$ 140,861	$ 186,859